CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2019		Sep. 30, 2018	Sep. 30, 2019		Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total revenue	$ 1,540,608		$ 697,884	$ 3,602,420		$ 1,527,326	$ 2,226,866	$ 1,625,768
Total cost of sales	580,253		591,066	1,637,231		1,186,988	1,471,034	1,431,909
GROSS MARGIN	960,356		106,818	1,965,189		340,338	755,832	193,859
OPERATING EXPENSES
Depreciation and amortization expense	(1,945)		(9,279)	9,373		15,992	21,831	160,171
Impairment of asset	0		300,000	0		300,000	0	0
Goodwill impairment				0		1,459,725	0	932,529
Loss on disposal of assets							0	38,584
Selling, general and administrative	817,978		1,032,113	2,421,624		2,008,405	2,755,021	2,055,115
Total operating expenses	816,033		1,022,834	2,430,997		2,024,397	2,776,832	3,186,399
LOSS FROM OPERATIONS	144,322		(916,016)	(465,808)		(1,684,059)	(2,021,020)	(2,992,540)
OTHER INCOME (EXPENSE)
Other income	33,644		84	136,460		1,664	1,743	108,234
Bad debt expense	0		(23,607)	0		(23,607)	(23,607)	0
(Loss) from extinguishment of debt							0	(45,933)
Change in value of derivative liability	(2,340,167)		(1,898,704)	(6,635,549)		(1,317,018)	(629,176)	(36,469)
Gain/(loss) on sale of assets	0		(14,196)	0		874	874	0
Interest expense	(49,352)		(72,355)	(220,179)		(164,277)	(328,970)	(111,682)
Conversion cost reimbursement	0		0	(13,520)		0
Conversion cost penalty	(136,401)		0	(668,897)		0
Impairment of asset	0		(300,000)	0		(300,000)	0	0
Impairment on acquisition	0		(1,459,725)	0		(1,459,725)
Amortization of debt discounts	(302,846)		(330,941)	(825,206)		(765,901)	(950,736)	(573,605)
Total other income (expenses)	(2,795,122)		(4,099,444)	(8,226,891)		(4,027,990)	(1,929,872)	(659,455)
NET LOSS FROM OPERATIONS BEFORES DISCONTINUED OPERATIONS							(3,950,892)	0
Loss from Discontinued Operations	(339,659)		0	(440,407)		0	(2,314,359)	0
NET (LOSS) FOR THE PERIOD	$ (2,990,459)		$ (5,015,460)	$ (9,133,106)		$ (5,712,049)	$ (6,265,251)	$ (3,651,995)
(LOSS) PER COMMON SHARE - BASIC AND DILUTED FOR CONTINUED OPERATIONS	$ (0.01)		$ (43.46)	$ (0.06)		$ (78.42)	$ (0.15)	$ (126.20)
(LOSS) PER COMMON SHARE - BASIC AND DILUTED FOR DISCONTINUED OPERATIONS	$ 0.00	[1]	$ 0	$ 0.00	[1]	$ 0	$ (0.26)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES - BASIC AND DILUTED	275,203,293		115,404	144,871,780		72,839	602,038	28,937
Rental Business [Member]
Total revenue	$ 39,199		$ 44,740	$ 135,577		$ 143,403	$ 186,096	$ 193,601
Total cost of sales	32,254		43,305	153,873		145,650	182,690	155,416
Food and beverage [Member]
Total revenue	157,091		148,540	472,237		452,555	883,135	1,066,991
Total cost of sales	175,357		111,814	524,717		324,661	950,358	1,276,493
Sales of ice cream [Member]
Total revenue	0		68,079	0		275,468	193,071	131,487
Total cost of sales								0
Sales of Ice Cream - Ice Cream Sales [Member]
Total revenue	42,959		76,475	137,802		169,550
Total cost of sales	0		154,572	0		435,302
Franchise Fees [Member]
Total revenue	2,044		0	11,422		120,000	45,316	81,435
Total cost of sales								0
Royalty Fees [Member]
Total revenue	11,198		7,350	28,737		13,650	19,500	19,500
Total cost of sales								0
Truck and build out [Member]
Total revenue							0	129,000
Tax Services [Member]
Total revenue	1,288,116		229,124	2,816,644		229,124	899,748
Total cost of sales	372,642		155,475	958,641		155,475	337,986
Travel Services [Member]
Total revenue							0	0
Total cost of sales	0		0	0		0	0	0
Other [Member]
Total revenue	0		123,576	0		123,576	$ 0	3,754
Total cost of sales	$ 0		$ 125,900	$ 0		$ 125,900		$ 0

[1]	Less than $0.01